Share-based payment - Schedule of Changes in Share-Based Compensation Plan (Details) - Partner plan	12 Months Ended
	Dec. 31, 2025 shares R$ / shares	Dec. 31, 2024 shares R$ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Opening balance	84,186,167	70,728,010
New	33,444,044	26,358,836
Delivered	(14,551,588)	(9,054,653)
Cancelled	(1,058,266)	(3,846,026)
Closing balance	102,020,357	84,186,167
Weighted average of remaining contractual life (years)	2 years 1 month 9 days	2 years 2 months 8 days
Market value weighted average (in brl per share) | R$ / shares	R$ 21.24	R$ 26.15